EMPLOYEE OPTIONS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in Shares)	10,244,999	9,814,999
Options Exercisable, Number Outstanding (in Shares)	8,212,496	7,523,323
Options, Range of Exercise Prices $0.00-0.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 0.00	$ 0.00
Range of Exercise Prices, U[pper Limit	$ 0.08	$ 0.08
Options Outstanding (in Shares)	2,500,000	2,500,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 124 days	5 years 306 days
Options Outstanding, Weighted Average Exercise Price	$ 0.08	$ 0.08
Options Exercisable, Number Outstanding (in Shares)	2,437,500	2,312,500
Options Exercisable, Weighted Average Exercise Price	$ 0.08	$ 0.08
Options, Range of Exercise Prices $0.09 - $0.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	0.09
Range of Exercise Prices, U[pper Limit	$ 0.42
Options Outstanding (in Shares)	7,744,999
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 109 days
Options Outstanding, Weighted Average Exercise Price	$ 0.12
Options Exercisable, Number Outstanding (in Shares)	5,774,996
Options Exercisable, Weighted Average Exercise Price	$ 0.10